Registration No. 333-07305

1940 Act File No. 811-07685

Filed Pursuant to Rule 497(e)

Frontier MFG Global Equity Fund

Institutional Class Shares (FMGEX)

Service Class Shares (FMGSX)

Supplement dated January 6, 2023

to the Prospectus dated October 31, 2022

Effective as of the opening of business on January 9, 2023, the Frontier MFG Global Equity Fund (the “Fund”) will reopen to new investors. Accordingly, all references to the Fund being closed to new investors are hereby removed from the prospectus effective January 9, 2023.

Please retain this Supplement for future reference.